Audit Information	12 Months Ended
Mar. 31, 2024
Auditor [Table]
Auditor Name	BDO China Shu Lun Pan Certified Public Accountants LLP
Auditor Firm ID	1818
Auditor Location	Shenzhen, People’s Republic of China